Stock Options and Restricted Shares - Schedule of Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Restricted Shares Activity [Abstract]
Number of non-vested restricted shares, Outstanding beginning balance	300,000	475,000
Weighted average grant date fair value, Outstanding beginning balance	$ 1.94	$ 1.95
Number of non-vested restricted shares, Granted	224,851
Weighted average grant date fair value, Granted
Number of non-vested restricted shares, Vested		(175,000)
Weighted average grant date fair value, Vested
Number of non-vested restricted shares, Outstanding ending balance	524,851	300,000
Weighted average grant date fair value, Outstanding ending balance	$ 1.7	$ 1.94